Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 302,700	¥ 323,745	¥ 313,135
Weighted-average shares	1,275,166	1,280,020	1,281,238
Effect of dilutive securities
Stock compensation	1,153	1,107	1,314
Weighted-average shares for diluted EPS computation	1,276,319	1,281,127	1,282,552
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 237.38	¥ 252.92	¥ 244.40
Diluted	¥ 237.17	¥ 252.70	¥ 244.15